Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2024	December 31, 2023
Long-term debt and other financial liabilities	261,451	213,711
Less: Deferred finance costs and debt discounts	(3,864)	(2,921)
Total	257,587	210,790
Less - current portion	(37,401)	(31,780)
Long-term portion	220,186	179,010

Annual Principal Payments
The annual principal payments required to be made after December 31, 2024 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 17 for the facility agreement with Piraeus Bank and the sale and leaseback agreements with Huarong, are as follows:

Twelve-month periods ending December 31,	Amount
2025	39,027
2026	63,698
2027	43,630
2028	27,645
Thereafter	87,451
Total	261,451